Revenue - Remaining Performance Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contracted but unsatisfied performance obligations	$ 25.9	$ 12.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contracted but unsatisfied performance obligations	$ 21.6
Contracted but unsatisfied performance obligations, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contracted but unsatisfied performance obligations, period		1 year